Post Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Group's Deficit/Surplus in Main Post Employment Plans (Detail)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	4.30%	4.40%	4.00%
Rate of increase to pensions in payment	3.30%	3.40%	3.10%
Rate of increase to deferred pensions	2.10%	2.20%	1.80%
Discount rate for plan liabilities	2.80%	2.60%	2.90%
United Kingdom [member] | CPI [member]
Disclosure of defined benefit plans [line items]
Inflation - CPI	2.10%	2.20%	1.80%
United Kingdom [member] | RPI [member]
Disclosure of defined benefit plans [line items]
Inflation - CPI	3.10%	3.20%	2.80%
Ireland [member]
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.20%	3.00%	2.80%
Rate of increase to pensions in payment	2.00%	1.70%	1.60%
Rate of increase to deferred pensions	1.80%	1.60%	1.40%
Discount rate for plan liabilities	1.70%	2.10%	1.40%
Ireland [member] | CPI [member]
Disclosure of defined benefit plans [line items]
Inflation - CPI	1.80%	1.60%	1.40%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	4.10%	3.70%	3.50%
United States [member] | CPI [member]
Disclosure of defined benefit plans [line items]
Inflation - CPI	2.10%	1.80%	1.40%